Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,711,092	$ 5,744,166
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,715,893	2,717,193
Operating Segments [Member] | Shuttle Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,677,203	1,732,769
Operating Segments [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	398,658	281,776
Operating Segments [Member] | UMS Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	224,311	267,935
Operating Segments [Member] | Towage segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	381,735	309,009
Operating Segments [Member] | Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	14,336	63,900
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents and restricted cash	269,502	318,993
Other assets	$ 29,454	$ 52,591